RISK MANAGEMENT - Credit Loss Allowance (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance			$ 1,757
Movements in credit loss allowance	$ (741)	$ (118)	(701)	$ (767)
Write offs	(75)		(75)
Ending balance	2,088		2,088
Credit Risk
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	1,683	1,537	1,757	877
Movements in credit loss allowance	666	118	626	767
Write offs	(204)	0	(204)	0
Translation effect	(57)	(97)	(91)	(86)
Ending balance	$ 2,088	$ 1,558	$ 2,088	$ 1,558